Notes to the Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2022
Notes to the Consolidated Statements of Cash Flows Disclosure [Abstract]
Notes to the consolidated statements of cash flows

27. Notes to the consolidated statements of cash flows

Major non-cash transactions

(a)	During the year ended December 31, 2020, the Group acquired 100% equity interest in Rosenkavalier by issuing 4,856,273 ordinary shares of the Company, which had a total value of RMB284,000,000 (Note 8).

(b)	During the year ended December 31, 2020, the Group and two independent third parties entered into an agreement to offset the non-current loan receivable against a non-current loan payable. As a result, both the non-current loan receivable and non-current loan payable were derecognised through a non-cash transaction.

(c)	During the year ended December 31, 2022, the Group had non-cash additions to right-of-use assets and lease liabilities of RMB8,578,000 (2021: RMB2,259,000) in respect of lease arrangements for one (2021: three) properties (Note 24).

(d)	During the year ended December 31, 2022, the Group entered into finance lease arrangements in respect of property, plant and equipment with a total capital value at the inception of the leases of Nil (2021: RMB475,000) (Note 24).